Fair Value of Financial Instruments - Recurring Measurements (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments In Affiliates Subsidiaries Associates And Joint Ventures	$ 116,136	$ 125,062
Share Price	$ 1.18
Navios Midstream
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments In Affiliates Subsidiaries Associates And Joint Ventures	$ 104,736	$ 113,662
Quoted Prices in Active Markets for Identical Assets (Level I) | Navios Midstream | Common Units
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share Price	$ 3.75
Quoted Prices in Active Markets for Identical Assets (Level I) | Navios Midstream | Common Units | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share Price	3.29
Quoted Prices in Active Markets for Identical Assets (Level I) | Navios Midstream | Common Units | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Share Price	$ 10.32